SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Table)	3 Months Ended
Mar. 31, 2018
Accounting Policies [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

All potentially dilutive common shares were excluded from the computation of diluted common shares outstanding as they would have an anti-dilutive impact on the Company's net losses and consisted of the following:

	March 31, 2018	March 31, 2017
Convertible note	966,404	-
Stock options	14,794,213	10,564,213
Warrants	293,123	-